Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Aggregate future minimum operating lease commitments
Aggregate future minimum operating lease commitments at December 31, 2017 relating to premises, automobiles and equipment for various terms up to ten years were as follows:

2018	188.5
2019	173.2
2020	153.4
2021	139.5
2022	113.0
Thereafter	458.2